Stock Plans, Components of Stock-Based Compensation Expense (FY) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation Expense [Abstract]
Total stock-based compensation expense	$ 1,818	$ 906
Unrecognized compensation expense	$ 44,500
Weighted average period recognized	3 years 14 days
Shares granted (in shares)	9.9
Cost of Revenue [Member]
Stock-based Compensation Expense [Abstract]
Total stock-based compensation expense	$ 322	176
General and Administrative [Member]
Stock-based Compensation Expense [Abstract]
Total stock-based compensation expense	1,401	653
Research and Development [Member]
Stock-based Compensation Expense [Abstract]
Total stock-based compensation expense	57	51
Selling and Marketing [Member]
Stock-based Compensation Expense [Abstract]
Total stock-based compensation expense	$ 38	$ 26